Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Lease Payments under Non-cancellable Operating Lease Agreements
Within 1 year	2,186,304
Between 1 and 2 years	—
Between 2 and 3 years	—
Between 3 and 4 years	—
Total	2,186,304

Schedule of Rollforward of Accrued Litigation Provision
	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2014

At beginning of year	2,683,968	2,077,753	2,079,671
Current year additions (reversals)	(113,611)	141,912	(333,485)
Payments during the year	(492,604)	(139,994)	(93,154)
Balance at end of year	2,077,753	2,079,671	1,653,032